Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Commitments and Contingencies (Abstract)
2016	$ 198,375
2017	144,502
2018	107,424
2019	83,293
2020	81,519
Thereafter	248,126
Total	$ 863,239